Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions
Schedule of related party balances and transactions

The principal related parties with which the Group had material transactions during the periods presented are as follows:

Name of Entity or Individual	Relationship with the Company
Meituan	A principal shareholder of the Company

The Group entered into the following significant related party transactions:

	For the Year Ended December 31,
	2022	2023	2024
Purchase service from Meituan	6,711	21,956	81,120

The Group had the following significant related party balances:

	As of December 31,
	2023	2024
Due to Meituan	9,036	8,852